Lease liabilities - Components of lease (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Lease liabilities
Non-current	$ 313.4		$ 311.7
Current	67.2		60.7
Total lease liabilities	380.6		$ 372.4
Lease payments	$ 91.9	$ 81.8